Intangible Assets - Additional Information (Details) - USD ($)	1 Months Ended	6 Months Ended
	May 31, 2026	Jun. 30, 2026
Internet Domain Name Swarmer
Finite-Lived Intangible Assets [Line Items]
Business combination total consideration	$ 97,668
Purchase price of acquisition costs	72,000
Business Combination, Acquisition-Related Cost, Expense	$ 25,668
Domain Name
Finite-Lived Intangible Assets [Line Items]
carrying amount of the domain name		$ 100,000
Impairment of Intangible Assets, Finite-Lived		$ 0